INCOME TAX EXPENSE - ANALYSIS OF TAXATION CHARGES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INCOME TAX EXPENSE [abstract]
Applicable income tax rate	25.00%	25.00%		25.00%	25.00%
Current income tax	¥ 357,576			¥ 435,991	¥ 355,579
Deferred income tax (Note 12)	(96,448)			(146,225)	(20,215)
Income tax expense	¥ 261,128	$ 37,509	[1]	¥ 289,766	¥ 335,364

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.